Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Goodwill
The following table presents goodwill for the years ended December 31, 2020 and 2019:

	2020	2019
Cost:
Balance at January 1,	5,853	5,076
Acquisitions	133	715
Disposals of businesses	-	(18)
Translation and other, net	(10)	80
Carrying amount at December 31:	5,976	5,853

Summary of Carrying Amount of Goodwill by Cash Generating Unit
The following table shows the carrying amount of goodwill that was tested for impairment by CGU:

Cash-Generating Unit	2020
Legal Professionals	3,353
Corporates	1,294
Tax & Accounting Professionals	869
Reuters News	137
Global Print	248

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)	Discount Rate	Tax Rate
Legal Professionals	2.5%	7.0%	25.6%
Corporates	2.5%	8.0%	25.9%
Tax & Accounting Professionals	3.0%	8.5%	26.8%
Reuters News	2.5%	9.0%	20.8%
Global Print	(4.4%)	9.0%	25.8%
(1)  The perpetual growth rate is applied to the final year of cash flow projections.